INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2019
INCOME TAX
Schedule of income (loss) before provision for income taxes

Income (loss) before provision for income taxes consisted of:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Outside China areas	¥(21,599,806)	¥(28,447,953)	¥(4,142,826)
China	(23,759,198)	3,064,024	446,208
Total	¥(45,359,004)	¥(25,383,929)	$(3,696,618)

Schedule of deferred tax asset, net

Deferred tax asset, net is composed of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Allowance for doubtful receivables	¥703,545	¥832,515	¥121,238
Impairment loss from investment in unconsolidated entity	605,660	605,660	88,201
Net operating loss carryforwards	6,911,270	7,456,198	1,085,833
Less: Valuation allowance	(8,220,475)	(8,894,373)	(1,295,272)
Deferred income tax assets, net	¥—	¥—	$—

Schedule of reconciliation of income tax expense

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates:

	For the years ended June 30,
	2017	2018	2019	2019
	RMB	RMB	RMB	U.S. Dollars
Income tax benefits calculated at PRC statutory rates	¥(580,551)	¥(5,679,505)	¥(6,318,111)	$(920,095)
Nondeductible expenses and others	93,709	(65,427)	(56,127)	(8,174)
Favorable tax rate impact	232,221	2,009,486	6,378,169	928,842
Benefit of revenue exempted from enterprise income tax	(19,919)	(55,748)	(279,352)	(40,682)
Change in valuation allowances	602,583	3,869,157	673,898	98,139
Tax refund	(20,143)	(61,733)	—	—
Provision for income tax	¥307,900	¥16,230	¥398,477	$58,030

Schedule of company's income tax expense

The Company’s income tax expense is composed of the following:

	For the years ended June 30,
	2017	2018	2019	2019
	RMB	RMB	RMB	U.S. Dollars
Current income tax provision	¥307,900	¥16,230	¥398,477	$58,030
Deferred income tax provision	—	—	—	—
Expense for income tax	¥307,900	¥16,230	¥398,477	$58,030